Noncontrolling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Change Due to Net Income Attributable to Parent and Effects of Changes, Net [Abstract]
Net income attributable to TDS shareholders	$ 135	$ 153	$ 43
Transfer (to) from the noncontrolling interests
Change in TDS' Capital in excess of par value from U.S. Cellular's issuance of U.S. Cellular shares	(30)	(12)	(16)
Change in TDS' Capital in excess of par value from U.S. Cellular's repurchase of U.S. Cellular shares	0	0	1
Net transfers (to) from noncontrolling interests	(30)	(12)	(15)
Change from net income attributable to TDS shareholders and transfers (to) from noncontrolling interests	105	$ 141	$ 28
Redeemable noncontrolling interest
Settlement value of mandatorily redeemable noncontrolling interests	17
Carrying value of mandatorily redeemable noncontrolling interests	$ 4